Fair Value Measurements - Summary of Securities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	$ 65,944,000	$ 0
Fair Value, Measurements, Recurring [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	65,944,000
Fair Value, Measurements, Recurring [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	15,074,000
Fair Value, Measurements, Recurring [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	14,007,000
Fair Value, Measurements, Recurring [Member] | Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	36,863,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	65,944,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	15,074,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	14,007,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	$ 36,863,000